SHARE CAPITAL	12 Months Ended
Dec. 31, 2019
SHARE CAPITAL
SHARE CAPITAL

15.    SHARE CAPITAL

(a)     Authorized share capital

The Company has an unlimited number of common shares without par value authorized for issue. The Company has an unlimited number of Class A and Class B preferred shares without par value authorized for issue. Each class can be issuable in series. No preferred shares have ever been issued.

(b)     Share options

In June 2017, upon approval by shareholders, the Company adopted an Omnibus Incentive Plan (the “Omnibus Plan”) to supplement and eventually replace the then-existing stock option plan (the "2016 Plan"). Pursuant to the Omnibus Plan, the Company may grant stock options (“Options”), restricted share units (“RSUs”), performance based restricted share units (“PSUs”), and deferred share units (“DSUs”) to eligible employees, officers, directors, or consultants. The maximum number of common shares that the Company may issue is limited to 10% of the outstanding common shares, less the number of stock options already outstanding pursuant to the 2016 Plan and the Omnibus Plan, less twice the number of common shares counted as RSU, PSU, and DSU awards. There are additional limits with respect to insiders, individual grants, annual grants, and the number of which may be awarded to non-executive directors.

Options granted under the 2016 Plan will remain outstanding and be governed by the terms of the 2016 Plan. Options granted after the adoption of the Omnibus Plan will be governed by the Omnibus Plan.

Pursuant to the Omnibus Plan, options are non-transferable. The exercise price of options shall not be less than the closing price of the common shares on the Toronto Stock Exchange on the last business day immediately preceding the date of grant. Grant date share price is the closing market price on the day the options were granted. Options have expiry dates of no later than 10 years after the date of grant and will cease to be exercisable three months following the termination of the participant’s employment or engagement.

Pursuant to the 2016 Plan, options are non-transferable, subject to permitted transferees, and the aggregate may not exceed 10% of the outstanding shares at the time of an option grant and the aggregate to any one person may not exceed 5% of the outstanding shares. The exercise price of options is determined by the Board but shall not be less than the closing price of the common shares on the Toronto Stock Exchange on the last business day immediately preceding the date of grant. Grant date share price is the closing market price on the day the options were granted. Options have expiry dates of no later than 5 years after the date of grant and cease to be exercisable 90 days following the termination of the participant’s employment or engagement.

	2019			2018
		Weighted			Weighted
	Options	average		Options	average
	(000’s)		exercise price	(000’s)	exercise price
Outstanding, January 1	8,322	C$	1.27	8,237	C$	1.22
Granted	3,491		1.01	1,810		1.59
Forfeited/Expired	(2,580)		1.33	(1,134)		1.71
Exercised	(917)		0.73	(590)		0.76
Outstanding, December 31	8,316	C$	1.20	8,323	C$	1.27
Exercisable, December 31	5,210	C$	1.24	6,461	C$	1.15

		Weighted
		average
	Options	remaining	Options		Weighted
	outstanding	contractual life	exercisable		average
Range of exercise prices	(000’s)	(years)	(000’s)		exercise price
C$0.65	1,587	0.43	1,587	C$	0.65
C$0.71	1,009	0.95	1,009		0.71
C$0.97	2,169	4.64	59		0.97
C$1.16	502	4.19	191		1.16
C$1.57	293	3.09	202		1.57
C$1.60	1,062	3.46	557		1.60
C$1.63	546	2.44	457		1.63
C$2.16	375	1.99	375		2.16
C$2.19	773	1.44	773		2.19
	8,316	2.59	5,210	C$	1.24

During the year ended December 31, 2019, the Company recorded share-based compensation expense relating to share options of $552 (2018 – $611).

The weighted average fair value of options granted during the year ended December 31, 2019 was C$0.38 (2018 – C$0.66). The grant date fair value of share options granted was determined using a Black Scholes option pricing model using the following weighted average assumptions:

	2019	2018
Risk-free interest rate	1.36%	1.95%
Expected life (years)	3.05	2.89
Annualized volatility	54%	62%
Forfeiture rate	15%	14%

The annualized volatility assumption is based on the historical volatility of the Company’s common share price on the Toronto Stock Exchange. The risk-free interest rate assumption is based on government bonds with a remaining term equal to the expected life of the options.

(c)     Restricted share units ("RSUs"), Performance based restricted share unit (“PSUs”) and Deferred share units ("DSUs")

RSUs are awards for service which upon vesting and settlement entitle the recipient to receive common shares, a cash equivalent, or a combination thereof. Vesting conditions for RSUs are set by the Board but cannot exceed three years. The choice of settlement method is at the Company’s sole discretion. The RSUs granted to date vest in several tranches over three years. An estimated forfeiture rate calculated and updated based on historical forfeitures and cancellations was used in the determination of fair value for the purposes of computing share-based compensation expense in the consolidated financial statements.

PSUs are a subset of RSUs, however PSUs have one or more performance conditions. PSUs may only be settled through the issuance of common shares.

DSUs are awards to participants for directorship which settle upon termination of service of the participant.  Vesting conditions for DSUs are set by the Board.  Upon settlement, DSUs entitle the recipient to receive common shares, a cash equivalent, or a combination thereof.  The choice of settlement method is at the Company's sole discretion.  Timing of settlement after vesting occurs is at the discretion of the participant and can be any time between the date of termination of service of the participant and December 15th of the following calendar year.  The DSUs granted to date have vested immediately.

The fair values of the DSUs and RSUs granted to employees and directors have been estimated by reference to the fair value on the grant date of the equity instruments granted. The Company has no history of paying dividends, and consequently, no amounts in respect of dividends were included in the estimates of fair value of the equity instruments granted.

The following table summarizes information about the RSUs outstanding at December 31, 2019 and 2018:

	2019			2018
		Weighted			Weighted
		average grant			average grant
	Number of	date fair value		Number of	date fair value
	units	($/unit)		units	($/unit)
Balance at January 1	733,667	C$	1.59	476,600	C$	1.61
Granted	2,135,540		1.02	585,200		1.59
Settled	(1,187,459)		1.14	(170,799)		1.61
Cancelled	(732,318)		1.16	(157,334)		1.61
Outstanding at December 31	949,430	C$	1.19	733,667	C$	1.59

The following table summarizes information about the PSUs outstanding at December 31, 2019 and 2018:

	2019			2018
					Weighted
		Weighted			average
		average grant			grant date fair
	Number of	date fair value		Number of	value
	units	($/unit)		units	($/unit)
Balance at January 1	—	C$	—	—	C$	—
Granted	825,100		1.14	—		—
Outstanding at December 31	825,100	C$	1.14	—	C$	—

The following table summarizes information about the DSUs outstanding at December 31, 2019 and 2018:

	2019			2018
			Weighted			Weighted
			average grant			average grant
	Number of		date fair value	Number of		date fair value
	units		($/unit)	units		($/unit)
Balance at January 1	251,400	C$	1.59	89,200	C$	1.59
Granted	732,550		1.05	183,000		1.59
Settled	(37,800)		1.16	(20,800)		1.62
Outstanding at December 31	946,150	C$	1.19	251,400	C$	1.59

During the year ended December 31, 2019, the Company recorded share-based compensation expense relating to RSUs and DSUs of $1,174 (2018 – $710).

(d)     Share purchase warrants

(i)

As part of the Company’s July 2016 financing, the Company issued 9,343,750 share purchase warrants.  All share purchase warrants expired unexercised on January 12, 2018.    As part of the Acquisition (note 5), the Company issued 9,749,727 share purchase warrants at an exercise price of $1.317 per share to replace the warrants previously issued by Beadell.  The number of Company share purchase warrants issued were equal to the number of the outstanding Beadell warrants on the Acquisition Date multiplied by the Exchange Ratio, at a price adjusted in accordance with the Exchange Ratio, on the same terms and conditions as the original warrants:

Share price at measurement date (adjusted in accordance with the Exchange Ratio)	US$	1.32
Risk-free interest rate		1.73%
Expected life (years)		3.28
Annualized volatility		57%

6,321,965 share purchase warrants have an expiry date of May 17, 2022, and 3,428,032 share purchase warrants have an expiry date of June 27, 2022.

(e)     Loss per share

	2019	2018
Loss attributable to equity owners	$(91,022)	$(10,063)
Weighted average number of shares (000's)	273,380	168,888
Loss per share ‒ basic	$(0.33)	$(0.06)

	2019	2018
Adjusted loss attributable to equity owners	$(91,022)	$(10,063)

Weighted average number of shares (000's)	273,380	168,888
Incremental shares from options	—	—
Incremental shares from warrants	—	—
Incremental shares from RSUs and DSUs	—	—
Weighted average diluted number of shares (000's)	273,380	168,888

Loss per share ‒ diluted	$(0.33)	$(0.06)

Anti-dilutive share purchase options and warrants have not been included in the diluted earnings per share calculation.

(f)     Financings

On July 9, 2019, the Company entered into the ATM Agreement, under which the Company will be entitled, at its discretion and from time-to-time during the term of the ATM Agreement, to sell common shares of the Company on the market for a period of two years equal to the lesser of i) 10% of the aggregate market value of the Company’s outstanding common shares as at the last trading day of the month before the month in which the first trade under the offering is made, and ii) aggregate gross proceeds of $25,000.  As at December 31, 2019, the Company has not issued any common shares under the ATM Facility.

On August 8, 2019, the Company closed a bought deal financing for aggregate gross proceeds of $17,250, pursuant to which the Company issued 23,000,000 common shares of the Company at the price of $0.75 per share.  The Company paid a cash commission to the underwriters equal to 5% of the gross proceeds of the financing and recognized net proceeds of $15,939 after deducting share issuance costs.